Lease liability - Summary of Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	$ 2,899	$ 4,505
Non-current lease liabilities	20,995	13,393
Lease Liability, Total	23,894	17,898
Property
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	2,805	4,368
Non-current lease liabilities	20,847	13,078
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	28	38
Non-current lease liabilities	2	32
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	66	99
Non-current lease liabilities	$ 146	$ 283